July 28, 2021

Office of Manufacturing

Division of Corporation Finance

Attn: Jeff Gordon

U.S. Securities and Exchange Commission

Washington, D.C. 20549

Re:	Outdoor Specialty Products, Inc.
Registration Statement on Form 10
File No. 000-56301
Filed June 24, 2021

Dear Mr. Gordon:

In connection with your comment letter dated July 16, 2021, to the registration statement on Form 10 of Outdoor Specialty Products, Inc. (the “Company”), I have been authorized to provide you with the following responses to the comments contained in your letter:

Item 7 Certain Relationships and Related Transactions and Director Independence, page 11

1.	Please tell us why you have not disclosed the loan provided to the company from Mr. Blosch identified as Exhibit 10.2. See Item 404(d) of Regulation S-K.

RESPONSE: The failure to include under Item 7 the required disclosure in regard to the loan provided by Mr. Blosch was an inadvertent oversight. Appropriate language disclosing the loan in compliance with Item 404(d) has been added to the section.

Item 15. Financial Statements and Exhibits, page 13

2.	The auditor’s consent presented in Exhibit 23.1 refers to the audit report dated January 4, 2021. Please make arrangements with your auditor to revise the consent to refer to the audit report dated January 4, 2021 (except for Note 1 “Summary of Significant Accounting Policies – Patents” and Note 3 “Long Lived Assets – Patent,” which are dated June 18, 2021).

RESPONSE: The requested language has been added to the auditor’s consent which is refiled with this filing.

Jeff Gordon

July 28, 2021

Note 7 - Subsequent Events, page F-15

3.	We note that you evaluated subsequent events from the balance sheet date through the date the financial statements were issued. Please enhance your disclosure here and on page F-5 to also disclose the actual date through which subsequent events have been evaluated. Refer to ASC 855-10-50-1.

RESPONSE: The actual date of the subsequent events evaluation has been inserted into the footnotes for both the interim and annual financial statements.

In addition to the responses above, the interim financial statements have been updated to include information for the period ended June 30, 2021, including the interim financial statements for the later period and updates for the June 30th financial information in ITEM 2 FINANCIAL INFORMATION. Disclosure of an additional $10,000 advance made under the line of credit has also be added in ITEM 1 DESCRIPTION OF BUSINESS—Financing, and ITEM 2 FINANCIAL INFORMATION—Liquidity and Capital Resources. Further, the market table on page 8 has been updated, as has the Exhibits table on page 10.

Please feel free to contact me if further information is required.

Sincerely,

/s/ Ronald N. Vance

cc:	Kirk Blosch, President
Pinnacle Accountancy Group of Utah